COMMITMENTS AND CONTINGENCIES - Schedule of lease payments owed (Details) (USD $)	Feb. 28, 2013	Feb. 28, 2012
Commitments and Contingencies Disclosure [Abstract]
Amount due on lease at base rate	$ 16,000	$ 15,000